Income Taxes (Income (Loss) Before Income Taxes Expense (Benefit) By Jurisdiction) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Income before Income Tax Expense, Domestic	¥ 1,037,891		¥ 443,304	¥ 870,192
Income (loss) before Income Tax Expense, Foreign	(187,949)	[1]	378,508	426,832
Income before income tax expense	¥ 849,942		¥ 821,812	¥ 1,297,024

[1]	An other-than-temporary impairment loss of Morgan Stanley's common stock was included in Foreign income (loss). See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.